Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information:
Entity Registrant Name	China Heli Resource Renewable Incorporated
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0001081823
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,763,339
Entity Public Float	$ 1,763,339
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other payables and accrued liabilities	$ 288,781	$ 246,781	$ 267,780	$ 225,781	$ 666,830
Advances from related parties	69,990	36,867	117,417	80,782	44,567
Note payable					100,000
TOTAL LIABILITIES	358,771	283,647	385,198	306,563	811,397
Paid-in Capital, no par value, 500,000,000 shares authorized, 1,763,339 as of 2012 and 2011, 1,012,551 as of 2010, 872,551 shares issued and outstanding as of 2009 and 2008	6,871,864	6,871,864	6,691,446	6,670,446	5,951,305
Stock subscriptions receivable			(452,000)	(452,000)	(452,000)
Allowance for doubtful stock subscriptions receivable			452,000	452,000	452,000
Retained Earnings (Deficit)	(7,230,635)	(7,155,511)	(7,076,644)	(6,977,009)	(6,762,702)
TOTAL STOCKHOLDERS EQUITY (DEFICIT)	$ (358,771)	$ (283,647)	$ (385,198)	$ (306,563)	$ (811,397)

STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
General and administrative expenses	$ 75,124	$ 78,867	$ 99,635	$ 214,307	$ 67,221
TOTAL OPERATING EXPENSES	75,124	78,867	99,635	214,307	67,221
OPERATING INCOME (LOSS)	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
INCOME FROM CONTINUING OPERATIONS	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
NET INCOME (LOSS)	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
COMPREHENSIVE LOSS	$ (75,124)	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)
Basic and Fully Dilluted	$ (0.04)	$ (0.05)	$ (0.1)	$ (0.25)	$ (0.08)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING,BASIC AND DILUTED	1,763,339	1,569,390	950,798	872,551	825,470

Statements of Stockholders' Equity (USD $)	Common stock	Stock Subscription Receivable	Allowance for Doubtful Stock Subscriptions Recievable	Accumulated Deficit	Total
Cancel Subscriptions at Dec. 31, 2006
Common stock issued for services, value	$ 520,626
Common stock issued for services, shares	74,375
Net Income (Loss) for the Year				(68,503)
Stockholders' Equity, ending balance at Dec. 31, 2007	5,951,305	(452,000)	452,000	(6,695,480)	(744,176)
Balance common shares, ending balance at Dec. 31, 2007	871,963				871,963
Cancel Subscriptions at Dec. 31, 2007
100-1 Reverse split fractional shares	587
Net Income (Loss) for the Year				(67,221)
Stockholders' Equity, ending balance at Dec. 31, 2008	5,951,305	(452,000)	452,000	(6,762,702)	(811,397)
Balance common shares, ending balance at Dec. 31, 2008	872,550				872,550
Cancel Subscriptions at Dec. 31, 2008
Reduction of outstanding liabilities	719,141
Net Income (Loss) for the Year				(214,307)
Stockholders' Equity, ending balance at Dec. 31, 2009	6,670,446	(452,000)	452,000	(6,977,009)	(306,563)
Balance common shares, ending balance at Dec. 31, 2009	872,551				872,551
Cancel Subscriptions at Dec. 31, 2009
Common stock issued for accrued salaries, value	21,000
Common stock issued for accrued salaries, shares	140,000
Net Income (Loss) for the Year				(99,635)
Stockholders' Equity, ending balance at Dec. 31, 2010	6,691,446	(452,000)	452,000	(7,076,644)	(385,198)
Balance common shares, ending balance at Dec. 31, 2010	1,012,551				1,012,551
Cancel Subscriptions at Dec. 31, 2010
Common stock issued for accrued salaries, value	63,000
Common stock issued for accrued salaries, shares	420,000
Common stock issued for debt, value	117,418
Common stock issued for debt, shares	782,788
Net Income (Loss) for the Year				(78,867)
Stockholders' Equity, ending balance at Dec. 31, 2011	6,871,864			(7,155,511)	(283,647)
Cancel Subscriptions at Dec. 31, 2011	(452,000)	452,000	(452,000)
Balance common shares, ending balance at Dec. 31, 2011	1,763,339				1,763,339
Net Income (Loss) for the Year				(75,124)
Stockholders' Equity, ending balance at Dec. 31, 2012	$ 6,871,864			$ (7,230,635)	$ (358,771)
Balance common shares, ending balance at Dec. 31, 2012	1,763,339				1,763,339

STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net loss	$ (75,124)	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)
Shares Issued for Accrued Salary			21,000
Accounts payable and accrued liabilities	42,001	42,000	42,000	178,092	43,592
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(33,123)	(36,867)	(36,635)	(36,215)	(23,629)
Change in advances from related parties	33,123	36,867	36,635	36,215	23,629
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	33,123	36,867	36,635	36,215	23,629
Shares issued for payment of payables and advances		$ 180,418